Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of income and comprehensive income - Parent [Member] - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Operating costs and expenses:
General and administrative expenses	$ (384,214)	$ (1,177,869)
Other income (expenses):
Income from short-term investments	(470,477)	239,549
Other expenses	(420)	(60,751)
Equity in earnings of subsidiaries	(7,881,455)	12,319,023	7,558,222
Net income	(8,736,566)	11,319,952	7,558,222
Foreign currency translation adjustments	(3,755,464)	1,193,369	860,623
Comprehensive income attributable to the Company	$ (12,492,030)	$ 12,513,321	$ 8,418,845